INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Finished products	$ 7,793	$ 8,833
Raw materials	6,558	3,948
Inventory, net	$ 14,351	$ 12,781